Short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-term investments.
Schedule of Short-term Investments

	December 31, 2020
	US$
	Fair		Unrealized
	value	Cost	gain/(loss) in profit and loss
Level 1
Equity securities with readily determinable fair value	6,108,322	2,049,344	4,058,978
Level 3
Equity securities without readily determinable fair value	2,807	29,884	(27,077)
Total	6,111,129	2,079,228	4,031,901

	December 31, 2021
	US$
	Fair		Unrealized
	value	Cost	loss in profit and loss
Level 1
Equity securities with readily determinable fair value	85,211,338	114,816,065	(29,604,727)
Total	85,211,338	114,816,065	(29,604,727)